SCHEDULE OF SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Short-term borrowings	$ 6,287	¥ 45,893	$ 3,701	¥ 26,274